DIRECTORS LOAN (Details 1) - CAD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2025
DIRECTORS LOAN
Interest on loan	$ 24,932	$ 24,932
Amortization of transaction costs	12,418	40,593	$ 181,357
Total	$ 37,350	$ 65,525